Common Stock Purchase Warrants (Details Textual) (USD $)	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2011	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Common Stock Purchase Warrants (Textual)
Gross proceeds from equity financing		$ 8,500,000
Common stock shares issued for warrant exercised		2,125,000
Warrants expiration period		5 years
Shares of common stock issued		4,250,000
Common stock price per share		$ 2.00
Warrants expiration date		Jan. 19, 2016
Warrants exercise price	$ 2.50	$ 2.50
Net proceeds from issuance of warrants		7,915,700
Offering cost of warrants		584,300
Fair value of warrants			445,075		445,075		1,616,325	937,000
Mark-to-market adjustment on warrant liability			70,275	117,125	1,171,250	(1,171,250)	(679,325)	2,038,000
Investor [Member]
Common Stock Purchase Warrants (Textual)
Gross proceeds from equity financing	$ 88,125
Common stock shares issued for warrant exercised	37,500
Placement Agent [Member]
Common Stock Purchase Warrants (Textual)
Warrant issued to purchase common stock		255,000